SUPPLEMENT DATED MAY 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                            FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective May 1, 2004, the following underlying mutual fund changed names:

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                              Old Name                                                   New Name
     ----------------------------------------------------------- ----------------------------------------------------------
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     o        Van Eck Worldwide Insurance Trust -                o        Van Eck Worldwide Insurance Trust -  Van Eck
                 Van Eck Worldwide Bond Fund                              Worldwide Bond Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust -Worldwide       o        Van Eck Worldwide Insurance Trust - Worldwide
              Emerging Markets Fund                                       Emerging Markets Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Van Eck Worldwide Insurance Trust - Worldwide      o        Van Eck Worldwide Insurance Trust - Worldwide
              Hard Assets Fund                                            Hard Assets Fund - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
              GVIT Investor Destinations Aggressive Fund                  GVIT Investor Destinations Aggressive Fund -
                                                                          Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
              GVIT Investor Destinations Conservative Fund                GVIT Investor Destinations Conservative Fund -
                                                                          Class II
     ----------------------------------------------------------- ----------------------------------------------------------
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     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
              GVIT Investor Destinations Moderate Fund                    GVIT Investor Destinations Moderate Fund -
                                                                          Class II
     ----------------------------------------------------------- ----------------------------------------------------------
     ----------------------------------------------------------- ----------------------------------------------------------
     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
              GVIT Investor Destinations Moderately Aggressive            GVIT Investor Destinations Moderately
              Fund                                                        Aggressive Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
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     o        Gartmore Variable Insurance Trust - Gartmore       o        Gartmore Variable Insurance Trust - Gartmore
              GVIT Investor Destinations Moderately                       GVIT Investor Destinations Moderately
              Conservative Fund                                           Conservative Fund - Class II
     ----------------------------------------------------------- ----------------------------------------------------------
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     o        Oppenheimer Variable Account Funds - Oppenheimer   o        Oppenheimer Variable Account Funds -
              Multiple Strategies                                         Oppenheimer Balanced Fund/VA - Initial Class
                   Fund/VA - Initial Class
     ----------------------------------------------------------- ----------------------------------------------------------
